STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

Principal
Amount	Coupon	Maturity	Value
Municipal Bonds and Notes—107.9%
New Jersey—79.2%
$1,250,000 Atlantic City, NJ GO1	5.000%	03/01/2042	$ 1,416,300
1,000,000 Camden County, NJ Improvement Authority
(Cooper Health System)[1]	5.000	02/15/2033	1,094,680
1,000,000 Camden County, NJ Improvement Authority
(Cooper Health System)[1]	5.000	02/15/2034	1,091,660
1,000,000 Camden County, NJ Improvement Authority
(Cooper Health System)[1]	5.000	02/15/2035	1,088,850
2,000,000 Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2031	2,200,440
1,665,000 Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2024	1,669,146
3,000,000 Casino Reinvestment Devel. Authority of NJ1	5.250	11/01/2039	3,232,470
3,000,000 Casino Reinvestment Devel. Authority of NJ1	5.250	11/01/2044	3,227,850
420,000 Casino Reinvestment Devel. Authority of NJ
(Hotel Room Fee)[1]	5.000	01/01/2025	420,928
770,000 Casino Reinvestment Devel. Authority of NJ
(Hotel Room Fee)[1]	5.250	01/01/2022	772,040
1,000,000 Casino Reinvestment Devel. Authority of NJ
(Luxury Tax)[1]	5.000	11/01/2028	1,110,730
25,000 Essex County, NJ Improvement Authority[1]	4.750	11/01/2032	25,056
120,000 Essex County, NJ Improvement Authority
(Newark)[1]	5.125	04/01/2029	120,476
250,000 Essex County, NJ Improvement Authority
(Newark)[1]	6.250	11/01/2030	266,745
75,000 Essex County, NJ Utilities Authority[1]	4.125	04/01/2022	75,118
50,000 Essex County, NJ Utilities Authority[1]	5.000	04/01/2020	50,113
140,000 Garden State Preservation Trust, NJ Open Space
& Farmland Preservation	3.565 [2]	11/01/2026	116,427
460,000 Garden State Preservation Trust, NJ Open Space
& Farmland Preservation[1]	5.750	11/01/2028	566,932
1,000,000 Hudson County, NJ Improvement Authority[1]	6.000	01/01/2040	1,028,310
2,655,000 Hudson County, NJ Improvement Authority
(Lincoln Park Golf Course)[1]	5.500	06/01/2041	2,842,602
10,000 Lavallette, NJ School District[1]	4.200	02/01/2025	10,019
20,000 Middlesex County, NJ Improvement Authority
(South Plainfield Urban Renewal) 1	5.500	09/01/2030	20,061
35,000 Monroe, NJ Municipal Utilities[1]	4.125	07/01/2019	35,065
445,000 New Brunswick, NJ Parking Authority[1]	5.000	09/01/2027	486,830
605,000 New Brunswick, NJ Parking Authority[1]	5.000	09/01/2029	661,652
1,000,000 New Brunswick, NJ Parking Authority[1]	5.000	09/01/2047	1,159,880
430,000 Newark, NJ GO1	5.000	07/15/2029	462,112
3,000,000 Newark, NJ GO1	5.000	07/15/2029	3,232,680
1,000,000 Newark, NJ Hsg. Authority (Port Newark Marine
Terminal Rental)[1]	4.000	01/01/2037	1,060,170
760,000 Newark, NJ Hsg. Authority (Port Newark Marine
Terminal Rental)[1]	5.000	01/01/2032	915,861
600,000 NJ Building Authority[1]	5.000	06/15/2028	696,384
300,000 NJ Building Authority[1]	5.000	06/15/2029	347,667
2,095,000 NJ EDA[1]	5.000	06/15/2028	2,236,182
750,000 NJ EDA[1]	5.000	06/15/2029	797,888

1 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New Jersey (Continued)
$3,000,000 NJ EDA[1]	5.000%	06/15/2035	$ 3,249,960
3,000,000 NJ EDA[1]	5.000	06/15/2036	3,242,310
100,000 NJ EDA (Continental Airlines)[1]	5.250	09/15/2029	109,114
70,000 NJ EDA (Dept. of Human Services)[1]	6.250	07/01/2024	70,204
350,000 NJ EDA (Foundation Academy Charter School)[1]	5.000	07/01/2038	378,056
1,000,000 NJ EDA (Foundation Academy Charter School)[1]	5.000	07/01/2050	1,071,800
525,000 NJ EDA (Golden Door Charter School)[1]	6.250	11/01/2038	573,720
2,500,000 NJ EDA (Golden Door Charter School)[1]	6.500	11/01/2052	2,741,150
2,655,000 NJ EDA (Harrogate)[1]	5.875	12/01/2026	2,654,867
1,700,000 NJ EDA (Lions Gate)[1]	5.250	01/01/2044	1,741,497
1,000,000 NJ EDA (Marion P Thomas Charter School)	5.000	10/01/2033	1,013,450
2,500,000 NJ EDA (Marion P Thomas Charter School)	5.250	10/01/2038	2,525,775
90,000 NJ EDA (Metromall Urban Renewal) 1	6.500	04/01/2031	99,019
3,000,000 NJ EDA (Motor Vehicle Surcharges)[1]	5.000	07/01/2033	3,428,190
160,000 NJ EDA (Municipal Rehabilitation)1	5.000	04/01/2028	160,381
5,320,000 NJ EDA (New Jersey American Water Company)[1]	5.600	11/01/2034	5,490,985
4,350,000 NJ EDA (New Jersey American Water Company)[1]	5.700	10/01/2039	4,415,902
2,600,000 NJ EDA (Newark Downtown District Management
Corp. )[1]	5.125	06/15/2037	2,974,660
1,000,000 NJ EDA (North Star Academy Charter School of
Newark)[1]	5.000	07/15/2047	1,089,720
500,000 NJ EDA (Provident Group-Kean Properties)[1]	5.000	07/01/2037	543,355
1,000,000 NJ EDA (Provident Group-Montclair Properties)[1]	5.000	06/01/2042	1,131,910
1,000,000 NJ EDA (School Facilities)[1]	5.250	09/01/2026	1,048,250
65,000 NJ EDA (St. Barnabas Medical Center)	6.827 [2]	07/01/2021	62,461
25,000 NJ EDA (St. Barnabas Medical Center)	7.147 [2]	07/01/2020	24,478
3,000,000 NJ EDA (State Government Buildings)[1]	5.000	06/15/2047	3,255,810
20,000 NJ EDA (State Office Buildings)1	5.000	06/15/2020	20,053
3,000,000 NJ EDA (Team Academy Charter School)[1]	5.000	12/01/2048	3,261,930
3,200,000 NJ EDA (Team Academy Charter School)[1]	6.000	10/01/2043	3,532,640
10,650,000 NJ EDA (The Goethals Bridge Replacement)[1]	5.375	01/01/2043	11,767,185
1,515,000 NJ EDA (UMM Energy Partners)[1]	5.000	06/15/2037	1,602,688
1,250,000 NJ EDA (UMM Energy Partners)[1]	5.125	06/15/2043	1,323,900
275,000 NJ EDA (University Heights Charter School)[1]	5.375	09/01/2033	290,788
765,000 NJ EDA (University Heights Charter School)[1]	5.625	09/01/2038	809,018
1,590,000 NJ Educational Facilities Authority (Georgian
Court University)[1]	5.000	07/01/2033	1,708,900
1,485,000 NJ Educational Facilities Authority (Georgian
Court University)[1]	5.000	07/01/2035	1,587,480
1,640,000 NJ Educational Facilities Authority (Georgian
Court University)[1]	5.000	07/01/2036	1,751,996
10,000 NJ Educational Facilities Authority (New Jersey
City University)[1]	4.125	07/01/2025	10,021
5,000 NJ Educational Facilities Authority (Public
Library)1	5.000	09/01/2022	5,014
185,000 NJ Educational Facilities Authority (Rider
University)[1]	5.000	07/01/2035	206,107
300,000 NJ Educational Facilities Authority (Rider
University)[1]	5.000	07/01/2036	333,216

2 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New Jersey (Continued)
$1,000,000 NJ Educational Facilities Authority (Rider
University)[1]	5.000%	07/01/2037	$ 1,032,840
3,250,000 NJ Educational Facilities Authority (Rider
University)[1]	5.000	07/01/2047	3,554,980
2,000,000 NJ Educational Facilities Authority (William
Patterson University)[1]	5.000	07/01/2047	2,292,460
5,000,000 NJ GO3	5.000	06/01/2027	5,970,138
5,000,000 NJ GO3	5.000	06/01/2028	5,919,325
3,000,000 NJ Health Care Facilities Financing Authority
(Barnabas Health)1	5.000	07/01/2044	3,363,300
5,085,000 NJ Health Care Facilities Financing Authority
(Catholic Health East)[1]	5.000	11/15/2033	5,330,199
2,000,000 NJ Health Care Facilities Financing Authority
(Hospital Asset Transformation)[1]	5.000	10/01/2038	2,198,200
1,960,000 NJ Health Care Facilities Financing Authority (St.
Luke's Warren Hospital)[1]	5.000	08/15/2034	2,137,027
2,000,000 NJ Health Care Facilities Financing Authority
(University Hospital)[1]	5.000	07/01/2046	2,214,660
125,000 NJ Health Care Facilities Financing Authority
(Virtua Health/Virtua Memorial Hospital
Burlington County Obligated Group)1	5.750	07/01/2033	125,850
1,425,000 NJ Higher Education Student Assistance Authority
(Student Loans)[1]	5.500	12/01/2025	1,516,499
40,000 NJ Higher Education Student Assistance Authority
(Student Loans)[1]	5.750	12/01/2029	42,754
870,000 NJ Hsg. & Mtg. Finance Agency[1]	3.950	11/01/2043	903,017
980,000 NJ Hsg. & Mtg. Finance Agency (Single Family
Hsg. )[1]	3.800	10/01/2032	1,017,799
2,000,000 NJ Tobacco Settlement Financing Corp.1	5.000	06/01/2037	2,260,500
7,400,000 NJ Tobacco Settlement Financing Corp.1	5.000	06/01/2046	7,729,152
3,350,000 NJ Tobacco Settlement Financing Corp.1	5.250	06/01/2046	3,752,771
1,200,000 NJ Transportation Trust Fund Authority	3.726 [2]	12/15/2028	893,280
2,000,000 NJ Transportation Trust Fund Authority	4.298 [2]	12/15/2037	994,620
3,540,000 NJ Transportation Trust Fund Authority[1]	5.000	06/15/2031	4,015,139
1,625,000 NJ Transportation Trust Fund Authority[1]	5.000	06/15/2038	1,705,454
5,000,000 NJ Transportation Trust Fund Authority[1]	5.500	06/15/2041	5,243,000
4,518,000 NJ Transportation Trust Fund Authority[1]	6.000	06/15/2035	4,837,829
2,000,000 NJ Turnpike Authority[1]	5.000	01/01/2048	2,356,080
6,330,000 Rutgers State University NJ3	5.000	05/01/2029	7,038,875
5,380,000 Rutgers State University NJ3	5.000	05/01/2030	5,965,425
4,000,000 Rutgers State University NJ3	5.000	05/01/2038	4,420,370
1,350,000 South Jersey, NJ Port Corp. (Marine Terminal)[1]	5.000	01/01/2039	1,485,918
3,650,000 South Jersey, NJ Transportation Authority[1]	5.000	11/01/2039	3,984,340
25,000 Stratford, NJ School District[1]	4.000	08/01/2020	25,149

3 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New Jersey (Continued)
$55,000 Union County, NJ Improvement Authority (Linden
Airport)[1]	5.000%	03/01/2028	$ 55,140
			200,229,374

New York—7.3%
2,229,000 Port Authority NY/NJ (JFK International Air
Terminal)[1]	5.750	12/01/2022	2,315,931
8,720,000 Port Authority NY/NJ (JFK International Air
Terminal)[1]	5.750	12/01/2025	9,074,729
20,000 Port Authority NY/NJ (JFK International Air
Terminal)[1]	6.000	12/01/2042	21,170
5,100,000 Port Authority NY/NJ (JFK International Air
Terminal)[1]	6.500	12/01/2028	5,339,751
825,000 Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	843,645
850,000 Port Authority NY/NJ, 206th Series[1]	5.000	11/15/2037	994,330
			18,589,556

U. S. Possessions—21.4%
10,000 Guam Hsg. Corp. (Single Family Mtg. )[1]	5.750	09/01/2031	10,150
125,000 Guam Power Authority, Series A1	5.000	10/01/2024	137,215
250,000 Guam Power Authority, Series A1	5.000	10/01/2030	274,255
1,820,000 Northern Mariana Islands Ports Authority, Series
A	6.250	03/15/2028	1,729,018
19,000,000 Puerto Rico Children's Trust Fund (TASC)[1]	5.625	05/15/2043	19,208,620
2,150,000 Puerto Rico Commonwealth GO4	5.250	07/01/2037	1,564,125
3,000,000 Puerto Rico Commonwealth GO4	6.500	07/01/2040	1,965,000
168,097 Puerto Rico Electric Power Authority[4]	10.000	07/01/2019	139,100
168,096 Puerto Rico Electric Power Authority[4]	10.000	07/01/2019	139,099
165,099 Puerto Rico Electric Power Authority[4]	10.000	01/01/2021	136,619
165,099 Puerto Rico Electric Power Authority[4]	10.000	07/01/2021	136,619
55,033 Puerto Rico Electric Power Authority[4]	10.000	01/01/2022	45,540
55,033 Puerto Rico Electric Power Authority[4]	10.000	07/01/2022	45,540
45,000 Puerto Rico Electric Power Authority, Series A4	5.050	07/01/2042	36,450
2,000,000 Puerto Rico Electric Power Authority, Series AAA[4]	5.250	07/01/2030	1,625,000
550,000 Puerto Rico Electric Power Authority, Series AAA[4]	5.250	07/01/2031	446,875
50,000 Puerto Rico Electric Power Authority, Series CCC[4]	5.000	07/01/2021	40,500
90,000 Puerto Rico Electric Power Authority, Series CCC[4]	5.000	07/01/2025	72,900
45,000 Puerto Rico Electric Power Authority, Series SS,
NPFGC	5.000	07/01/2020	45,330
100,000 Puerto Rico Electric Power Authority, Series TT4	5.000	07/01/2023	81,000
575,000 Puerto Rico Infrastructure[4]	5.000	07/01/2027	111,435
4,750,000 Puerto Rico Infrastructure[4]	5.000	07/01/2037	920,550
2,610,000 Puerto Rico Infrastructure[4]	5.000	07/01/2041	505,818
975,000 Puerto Rico Infrastructure, AMBAC	6.995 [2]	07/01/2035	410,046
400,000 Puerto Rico Infrastructure (Mepsi Campus)[4]	6.500	10/01/2037	81,000
930,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	03/01/2036	921,583
100,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	100,384
100,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	100,250
175,000 Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	175,219

4 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$1,000,000 Puerto Rico ITEMECF (Polytechnic University),
ACA[1]	5.000%	08/01/2032	$ 1,001,490
2,000,000 Puerto Rico Municipal Finance Agency, Series A,
AGC[1]	5.250	08/01/2020	2,026,700
1,000,000 Puerto Rico Public Buildings Authority, Need
abbrev name1	6.000	07/01/2028	1,016,070
5,235,000 Puerto Rico Public Finance Corp. , Series B4	6.000	08/01/2026	314,100
4,153,717 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.264 [2]	08/01/2041	3,644,887
1,367,758 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.359 [2]	08/01/2041	1,126,691
1,940,000 Puerto Rico Sales Tax Financing Corp. , Series A	4.823 [2]	07/01/2033	1,038,637
486,000 Puerto Rico Sales Tax Financing Corp. , Series A	4.839 [2]	07/01/2031	290,332
3,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	3.973 [2]	07/01/2024	2,524
387,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.259 [2]	07/01/2027	290,618
401,000 Puerto Rico Sales Tax Financing Corp. , Series A-1[1]	4.500	07/01/2034	407,801
203,000 Puerto Rico Sales Tax Financing Corp. , Series A-1[1]	4.550	07/01/2040	199,466
378,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.560 [2]	07/01/2029	253,491
1,489,000 Puerto Rico Sales Tax Financing Corp. , Series A-1[1]	4.750	07/01/2053	1,425,866
3,765,000 Puerto Rico Sales Tax Financing Corp. , Series A-1[1]	5.000	07/01/2058	3,720,046
5,210,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	5.894 [2]	07/01/2046	1,202,781
4,243,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	5.951 [2]	07/01/2051	732,427
2,062,000 Puerto Rico Sales Tax Financing Corp. , Series A-2[1]	4.550	07/01/2040	1,840,335
60,000 Puerto Rico Sales Tax Financing Corp. , Series A-2[1]	4.750	07/01/2053	52,147
827,000 Puerto Rico Sales Tax Financing Corp. , Series A-2[1]	5.000	07/01/2058	732,554
225,000 University of Puerto Rico, Series P	5.000	06/01/2019	225,000
1,100,000 V. I. Tobacco Settlement Financing Corp.	6.497 [2]	05/15/2035	325,479
3,100,000 V. I. Tobacco Settlement Financing Corp.	7.622 [2]	05/15/2035	834,923
50,000 V. I. Water & Power Authority	5.000	07/01/2024	47,375
15,000 V. I. Water & Power Authority	5.000	07/01/2026	14,062
85,000 V. I. Water & Power Authority	5.000	07/01/2027	79,262
			54,050,304

Total Investments, at Value (Cost $274,148,801) —107.9%			272,869,234
Net Other Assets (Liabilities) —(7.9)			(20,046,314)
Net Assets—100.0%			$252,822,920

Footnotes to Statement of Investments
1. All or a portion of the security position has been segregated for collateral to cover borrowings.
2. Zero coupon bond reflects effective yield on the original acquisition date.
3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.
4. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.  See Note 3 of the accompanying Notes.

5 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:
ACA	American Capital Access
AGC	Assured Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
EDA	Economic Devel. Authority
GO	General Obligation
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
NPFGC	National Public Finance Guarantee Corp.
NY/NJ	New York/New Jersey
TASC	Tobacco Settlement Asset-Backed Bonds
V. I.	United States Virgin Islands

6 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

1. Organization
Oppenheimer Rochester New Jersey Municipal Fund* (the “Fund”) is a non-diversified open-
end management investment company registered under the Investment Company Act of
1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income.
The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the
“Manager”), and a wholly-owned subsidiary of Invesco OppenheimerFunds, Inc. (“OFI” or the
“Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Rochester
New Jersey Municipal Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds).

7 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts based on valuation input level:

Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$ 200,229,374	$ —	$ 200,229,374
New York	—	18,589,556	—	18,589,556
U. S. Possessions	—	54,050,304	—	54,050,304
Total Assets	$—	$ 272,869,234	$ —	$ 272,869,234

8 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

3. Investments and Risks
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.
    An inverse floating rate security is created as part of a financial transaction referred to as a
“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).
The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-
term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the
Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying

9 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.
    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase
(or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
    The Fund’s investments in inverse floating rate securities involve certain risks. As short-
term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing
(or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling.
Additionally, a tender option bond transaction typically provides for the automatic termination

10 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as
“mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-
sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-
term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the
Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/
reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so.
    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as

11 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
interest expense. At period end, municipal bond holdings with a value of $29,314,133 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $19,280,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value
$1,250,000	NJ GO Tender Option Bond Series 2017-XF0553-1
	Trust	10.840%	6/1/27	$ 2,220,138
1,250,000	NJ GO Tender Option Bond Series 2017-XF0553-2
	Trust	10.840	6/1/28	2,169,325
1,585,000	Rutgers State University NJ Tender Option Bond
	Series 2015-XF2105 Trust	11.393	5/1/29	2,293,875
1,345,000	Rutgers State University NJ Tender Option Bond
	Series 2015-XF2105-2 Trust	11.406	5/1/30	1,930,425
1,000,000	Rutgers State University NJ Tender Option Bond
	Series 2015-XF2105-3 Trust	11.406	5/1/38	1,420,370
			$10,034,133

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the
Statement of Investments.
2. Represents the current interest rate for the inverse floating rate security.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.
    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities).
However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund.
The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $19,280,000.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose

12 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic
Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the
Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title
III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S.
territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation
(“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico
Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority
(“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:
Cost	$21,259,790
Market Value	$8,407,270
Market Value as % of Net Assets	3.33%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S.
Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

13 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Subsequent Event
Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was
accounted for as a tax-free reorganization for federal income tax purposes. Following the
Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.
    The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund. Also after the close of business on May 24, 2019, the Fund’s former Class
I shares were reorganized as Class R6 shares and the Fund began offering Class R5 shares.
    The Acquiring Fund has entered into an investment advisory agreement with Invesco
Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a

14 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Subsequent Event (Continued)
master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH,
Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco
Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and
separate sub-advisory agreements with Invesco Capital Management LLC , Invesco Asset
Management (India) Private Limited and OppenheimerFunds, Inc.

15 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND